Property and Equipment (Tables)	12 Months Ended
Jun. 30, 2019
Property, Plant and Equipment [Abstract]
Schedule of Property and Equipment

Property and equipment consist of the following as of June 30,

	2019	2018

Office equipment at cost	$26,749	$25,244
Less: Accumulated depreciation	(18,332)	(16,967)

Total property, plant, and equipment	$8,417	$8,277